Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information regarding the relationship between executive compensation actually paid (“CAP”) for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”), and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The CAP amounts shown in the table below do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year.

Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO (2)	Compensation Actually Paid to First PEO(1)	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Income (Loss)
2024	$-	$429,702	$-	$319,702	$148,654	$133,471	$33	$8,574
2023	378,625	367,319	474,084	627,319	159,253	185,275	44	(869,016)
2022	493,936	—	450,531	—	191,075	152,992	33	303,238

(1)	The PEO for 2024 was Shahe Bagerdjian. Both Steve Laflin (“First PEO”) and Shahe Bagerdjian (“Second PEO”) served as PEO in 2023. The PEO for 2022 was Steve Laflin. Our only non-PEO NEO for each year presented was Matthew Cox, our chief financial officer.

(2)

CAP reflects the exclusions and inclusions of certain amounts for the First PEO and Second PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values are derived from the second table in this footnote.

PEO Total Compensation Amount	$ 429,702	$ 367,319	$ 0
PEO Actually Paid Compensation Amount	$ 319,702	627,319	0
Adjustment To PEO Compensation, Footnote

First PEO

Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards for First PEO	Inclusion of Equity Values for First PEO	CAP to First PEO
2024	—	—	—	—
2023	378,625	—	95,459	474,084
2022	493,936	105,037	61,632	450,531

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for First PEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for First PEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for First PEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for First PEO	Inclusion of Equity Values for First PEO
2024	—	—	—	—	—
2023	—	—	—	95,459	95,459
2022	10,608	—	51,024	—	61,632

Second PEO

Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards for Second PEO	Inclusion of Equity Values for Second PEO	CAP to Second PEO
2024	$429,702	$70,500	$(39,500)	$319,702
2023	367,319	—	260,000	627,319
2022	—	—	—	—

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for Second PEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for Second PEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for Second PEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for Second PEO	Inclusion of Equity Values for Second PEO
2024	$-	$(110,000)	$10,500	$60,000	$(39,500)
2023	260,000	—	—	—	260,000
2022	—	—	—	—	—

(3)

CAP reflects the exclusions and inclusions of certain amounts for the non-PEO NEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards for non-PEO NEO column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values for non-PEO NEO are derived from the second table in this footnote.

Non-PEO NEO Average Total Compensation Amount	$ 148,654	159,253	191,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 133,471	185,275	152,992
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for non-PEO NEO	Exclusion of Stock Awards for non-PEO NEO	Inclusion of Equity Values for non-PEO NEO	CAP to non-PEO NEO
2024	$148,654	$712	$(14,471)	$133,471
2023	159,253	13,083	39,105	185,275
2022	191,075	54,170	16,087	152,992

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for non-PEO NEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for non-PEO NEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for non-PEO NEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for non-PEO NEO	Inclusion of Equity Values for non-PEO NEO
2024	$499	$(5,130)	$-	$(9,840)	$(14,471)
2023	10,570	12,982	2,513	13,040	39,105
2022	8,463	(4,598)	12,756	(534)	16,087

(4)

Assumes $100 was invested for the period starting December 31, 2021, through the end of the listed year in the Company. Historical stock performance is not necessarily indicative of future stock performance,

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and TSR

As demonstrated by the following graph, the CAP to the Company’s PEOs and the average amount of CAP to the Company’s non-PEO NEOs are aligned with the Company’s cumulative TSR over the three years presented in the pay versus performance table above.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

As demonstrated by the following graph, the CAP to the Company’s PEOs and the average amount of CAP to the Company’s non-PEO NEOs are aligned with the Company’s net income (loss) over the three years presented in the pay versus performance table above.

Total Shareholder Return Amount	$ 33	44	33
Net Income (Loss)	8,574	(869,016)	303,238
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	378,625	493,936
PEO Actually Paid Compensation Amount	0	474,084	450,531
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	260,000	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,000)	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,500	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,000	0	0
PEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,500	0	0
PEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,500)	260,000	0
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	10,608
PEO | Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	51,024
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	95,459	0
PEO | Former PEO [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	105,037
PEO | Former PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	95,459	61,632
PEO | Former PEO [Member] | Inclusion Of Equity Values For First PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	95,459	61,632
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	499	10,570	8,463
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,130)	12,982	(4,598)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,513	12,756
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,840)	13,040	(534)
Non-PEO NEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712	13,083	54,170
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,471)	$ 39,105	$ 16,087